Going Concern	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Going Concern

2	- GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States ("US GAAP").The going concern basis of presentation assumes that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Although the company had a small operating income and positive cash flows from operations during the year ended March 31, 2019, the Company has incurred an accumulated deficit of $20,622,106 to date and has a history of operating losses and negative cash flows from operations in prior years. This raises substantial doubt about the ability of the Company to continue as a going concern. The ability of the Company to continue as a going concern and to realize the carrying value of its assets and discharge its liabilities and commitments when due is dependent on the Company generating revenue sufficient to fund its cash flow needs. There is no certainty that this and other strategies will be sufficient to permit the Company to continue as a going concern.

Management is currently investigating and evaluating options that may include recapitalization of the Company and pursuing other ventures of a different nature.

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate. If the going concern assumption were not appropriate for these consolidated financial statements, then adjustments could be necessary to the carrying values of the assets and liabilities, the reported revenue and expenses and the classifications used in the consolidated balance sheets. Such adjustments could be material.